Stock-based compensation (Employee Share Investment Plan) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) participant $ / shares shares	Dec. 31, 2024 CAD ($) participant $ / shares shares	Dec. 31, 2023 participant shares
Employee Share Investment Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of gross salary eligible employees can subscribe to purchase shares of Company's common stock on the open market	10.00%
Maximum percentage of additional contribution made by the Company of amount invested by employee	35.00%
Maximum percentage of gross salary employer can contribute toward purchase of Company's common stock	6.00%
Vesting period	1 year
Roll forward of nonvested RSUs
Units nonvested at beginning of period (in shares)	0.2
Company contributions (in shares)	0.3
Vested (in shares)	(0.2)
Forfeited (in shares)	0.0
Units nonvested at end of period (in shares)	0.3	0.2
Weighted-average share price
Beginning of period (in dollars per share) | $ / shares	$ 163.25
Company contributions (in dollars per share) | $ / shares	138.50
Vested (in dollars per share) | $ / shares	163.11
Forfeited (in dollars per share) | $ / shares	143.95
End of period (in dollars per share) | $ / shares	$ 138.17	$ 163.25
Fair value of units vested | $	$ 30	$ 28
Unrecognized compensation costs, awards other than options | $	$ 17
Unrecognized compensation cost, period of recognition	12 months
Employee Share Investment Plan, Participants
Weighted-average share price
Number of participants holding shares | participant	22,015	21,492	21,450
Total number of ESIP shares purchased on behalf of employees (in shares)	1.6	1.2	1.2